Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 133,638	$ 148,889
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	15.33%	16.83%
Total capital (to risk-weighted assets), Minimum Capital requirements, Amount	69,728	70,759
Total capital (to risk-weighted assets), Minimum Capital requirements, Ratio (as a percent)	8.00%	8.00%
Tier I capital (to risk-weighted assets), Actual Amount	99,398	120,138
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	11.40%	13.58%
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Amount	34,864	35,380
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Ratio (as a percent)	4.00%	4.00%
Tier I Capital (to adjusted average assets), Actual Amount	99,398	120,138
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	8.80%	10.37%
Tier I Capital (to adjusted average assets), Minimum Capital requirements, Amount	33,876	34,762
Tier I capital (to adjusted average assets), Minimum Capital requirements, Ratio (as a percent)	3.00%	3.00%
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	122,959	131,126
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	14.29%	15.12%
Total capital (to risk-weighted assets), Minimum Capital requirements, Amount	68,842	69,375
Total capital (to risk-weighted assets), Minimum Capital requirements, Ratio (as a percent)	8.00%	8.00%
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount		86,715
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	112,166	120,243
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	13.03%	13.87%
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Amount	34,421	34,686
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Ratio (as a percent)	4.00%	4.00%
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount		52,029
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	6.00%	6.00%
Tier I Capital (to adjusted average assets), Actual Amount	112,166	120,243
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	10.04%	10.60%
Tier I Capital (to adjusted average assets), Minimum Capital requirements, Amount	33,517	34,037
Tier I capital (to adjusted average assets), Minimum Capital requirements, Ratio (as a percent)	3.00%	3.00%
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Amount		$ 56,729
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Ratio (as a percent)	5.00%	5.00%